Swiss Government Loan (Details) - 1 months ended Apr. 30, 2020	USD ($)	CHF (SFr)
Swiss Government Loan Disclosure [Abstract]
Bank loans percentage	10.00%
Loan secured		SFr 20,000,000
Loan from bank	$ 281,015	SFr 248,400
Interest rate	0.00%